Summary of Significant Accounting Policies (Details) - Schedule of diluted net loss per share - FF Intelligent Mobility Global Holdings Ltd [Member] - shares	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies (Details) - Schedule of diluted net loss per share [Line Items]
Stock-based compensation awards – employees	215,769,994	151,330,989
Stock-based compensation awards – non-employees	45,932,116	7,485,000
Class A Ordinary Stock – warrant	1,930,147
Redeemable Preference Stock	470,588,235	470,588,235
Class B Convertible Preferred Stock	452,941,177	600,000,000
Total	1,187,161,669	1,229,404,224